Share-Based Compensation And Awards (Stock Option Range of Exercise Prices) (Details)	12 Months Ended
	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	6,795,286	7,499,890	7,358,130
Options outstanding, Weighted average exercise price	$ 25.54	$ 25.56	$ 26.36
Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,382,000
Options outstanding, Weighted average remaining contractual life (years)	8 years 1 month 28 days
Options outstanding, Weighted average exercise price	$ 21.82
Options exercisable, Number exercisable (in shares) | shares	267,600
Options exercisable, Weighted average exercise price	$ 21.81
Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,312,159
Options outstanding, Weighted average remaining contractual life (years)	3 years 3 months 10 days
Options outstanding, Weighted average exercise price	$ 24.35
Options exercisable, Number exercisable (in shares) | shares	1,266,359
Options exercisable, Weighted average exercise price	$ 24.33
Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,393,320
Options outstanding, Weighted average remaining contractual life (years)	5 years 1 month 28 days
Options outstanding, Weighted average exercise price	$ 26.28
Options exercisable, Number exercisable (in shares) | shares	1,094,070
Options exercisable, Weighted average exercise price	$ 26.27
Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,366,825
Options outstanding, Weighted average remaining contractual life (years)	4 years 8 months 15 days
Options outstanding, Weighted average exercise price	$ 27.04
Options exercisable, Number exercisable (in shares) | shares	1,082,425
Options exercisable, Weighted average exercise price	$ 27.07
Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,340,982
Options outstanding, Weighted average remaining contractual life (years)	4 years 5 months 8 days
Options outstanding, Weighted average exercise price	$ 28.23
Options exercisable, Number exercisable (in shares) | shares	1,237,582
Options exercisable, Weighted average exercise price	$ 28.26
Minimum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.16
Minimum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	21.87
Minimum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.18
Minimum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.33
Minimum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.43
Maximum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	21.86
Maximum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.17
Maximum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.32
Maximum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.42
Maximum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 30.87